Schedule I Condensed Parent Company Cash Flows (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2013	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		$ 1,811	$ 2,114	$ 2,484
Cash flows from investing activities
Purchases of available-for-sale securities		(924)	(564)	(9)
Cash paid for the acquisition of Elpida	(949)
Expenditures for property, plant and equipment		(1,244)	(1,699)	(2,550)
Payments to settle hedging activities		(253)	(62)	(31)
Additions to equity method investments		0	(187)	(31)
Proceeds from sales and maturities of available-for-sale securities		678	152	1
Proceeds from sales of property, plant and equipment		28	67	127
Proceeds from settlement of hedging activities		27	38	87
Other		(93)	(63)	(14)
Net cash used for investing activities		(1,712)	(2,312)	(2,042)
Cash flows from financing activities
Proceeds from issuance of debt		1,121	1,065	690
Proceeds from sales issuance of common stock		150	5	28
Proceeds from equipment sale-leaseback transactions		126	609	268
Cash received from noncontrolling interests		11	197	8
Repayments of debt		(743)	(203)	(1,215)
Payments on equipment purchase contracts		(214)	(172)	(322)
Cash paid for capped call transactions		(48)	(103)	(57)
Cash paid to purchase common stock		(5)	(6)	(163)
Other		(39)	(38)	(48)
Net cash provided by (used for) financing activities		322	497	(1,195)
Net increase (decrease) in cash and equivalents		421	299	(753)
Cash and equivalents at beginning of period		2,459	2,160	2,913
Cash and equivalents at end of period		2,880	2,459	2,160
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(347)	(48)	123
Cash flows from investing activities
Purchases of available-for-sale securities		(924)	(559)	(29)
Cash paid for the acquisition of Elpida		(596)	0	0
Expenditures for property, plant and equipment		(281)	(682)	(421)
Payments to settle hedging activities		(256)	(51)	(30)
Loan to equity method investee		(45)	0	0
Expenditures for intangible assets		(34)	(40)	(45)
Cash contributions to subsidiaries		(23)	(84)	(767)
Additions to equity method investments		0	(17)	(31)
Cash paid to acquire MTV lease		0	(107)	0
Acquisition of additional interest in subsidiaries		0	0	(159)
Proceeds from repayment of loans to subsidiaries, net		851	556	206
Proceeds from sales and maturities of available-for-sale securities		678	151	1
Cash distributions from subsidiaries		38	499	234
Proceeds from sales of property, plant and equipment		38	63	120
Proceeds from settlement of hedging activities		38	26	54
Other		9	(28)	(10)
Net cash used for investing activities		(507)	(273)	(877)
Cash flows from financing activities
Proceeds from issuance of debt		693	1,113	690
Proceeds from sales issuance of common stock		150	5	28
Proceeds from equipment sale-leaseback transactions		126	439	202
Cash received for capped call transactions		24	0	0
Repayments of debt		(777)	(117)	(557)
Payments on equipment purchase contracts		(73)	(41)	(51)
Cash paid for capped call transactions		(48)	(103)	(57)
Payments of licensing obligations		(31)	(18)	(29)
Debt issuance costs, net		(17)	(21)	(20)
Cash paid to purchase common stock		(5)	(6)	(163)
Other		2	0	0
Net cash provided by (used for) financing activities		44	1,251	43
Net increase (decrease) in cash and equivalents		(810)	930	(711)
Cash and equivalents at beginning of period		2,012	1,082	1,793
Cash and equivalents at end of period		$ 1,202	$ 2,012	$ 1,082